NOTE 7 – SECURITY DEPOSIT	12 Months Ended
May 31, 2016
Security Deposits [Abstract]
Security Deposits [Text Block]	NOTE 7 – SECURITY DEPOSIT The Company had a security deposit in the amount of $50,000 at May 31, 2016 and 2015. This amount consists of a deposit to secure office and warehouse space.